Fair Value of Financial Instruments - Significant unobservable inputs (Details)	Dec. 31, 2018	Mar. 26, 2018
Risk premium adjustment
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable measurement input	0.080	0.050
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable measurement input	0.026	0.020
EBITDA volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable measurement input	0.140	0.245
Stock price volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable measurement input	0.371	0.279
Correlation of EBITDA and stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable measurement input	0.750	0.750